URSTADT BIDDLE PROPERTIES INC.

321 Railroad Avenue

Greenwich, Connecticut 06830

Tel: 203-863-8200   Fax: 203-861-6755  Web site: www.ubproperties.com

(New York Stock Exchange Symbols: UBA and UBP)

January 25, 2013

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

Re:

Filing of Revised Preliminary Proxy Statement (PRE(R)-14A)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities and Exchange Act of 1934, as amended, Urstadt Biddle Properties Inc. (the “Company”) filed a preliminary proxy statement on January 15, 2013 for its Annual Meeting of Stockholders to be held on March 21, 2013.  The preliminary proxy statement was filed because one of the items on the agenda for the meeting is to amend the Company’s charter to (i) increase the number of authorized shares, (ii) permit the Board of Directors to make future changes in the number of authorized shares without further consent of stockholders, and (iii) reduce the percentage required for approval of certain stockholder votes from two-thirds to a majority. In response to a request by the Commission that the three proposed amendments to the Company’s charter be set forth as separate and independent proposals, the Company hereby is filing a revised preliminary proxy statement to reflect this change. The Company is using the notice and access method of providing the annual meeting materials to at least a portion of its shareholders and has been advised by Broadridge who is hosting the website that the Company must provide a copy of the final proxy statement to them no later than February 4, 2013 to permit mailing of the notice the requisite period of time prior to the meeting date.   The Company anticipates mailing its definitive proxy materials to the stockholders to whom it is mailing physical copies on or about February 15, 2013.

If you have any questions regarding the revised preliminary proxy, please contact me at 203-863-8208 ( tmyers@ubproperties.com) or Carol Stubblefield, Esq., Baker & McKenzie LLP at 212-626-4729 (carol.stubblefield@bakermckenzie.com).

Very truly yours,

/s/ Thomas D. Myers

Thomas D. Myers

Executive Vice President

& Counsel

TDM/brc

Attachment

cc:  Carol B. Stubblefield, Esq.